Mercantile Funds, Inc.

Low Duration Bond Fund

Limited Maturity Bond

Total Return Bond Fund

Maryland Tax-Exempt Bond Fund

Tax-Exempt Limited Maturity Bond Fund

National Tax-Exempt Bond Fund

(collectively, the “Funds”)

Supplement dated April 13, 2005

to the Class A and Class C Shares of

Mercantile Fixed Income Funds Prospectus

dated September 30, 2004

THIS SUPPLEMENT CONTAINS NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS. IT SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

Effective April 13, 2005 the section entitled “Portfolio Managers” on pages 18, 23, and 28 of the prospectus is replaced with the following:

Mercantile Capital Advisors, Inc. (“MCA”) serves as each Fund’s investment adviser. The portfolio managers are primarily responsible for the day-to-day management of each Fund. They are assisted by a team that includes economists, research analysts, traders, and other investment specialists.

Ronald M. Shostek, CFA

•	Vice President, MCA

•	Primary portfolio manager for each Fund (since 2000)

•	At MCA or its predecessor since 2000

•	Began investment career in 1993

Amy L. Heiser, CFA

•	Assistant Vice President, MCA

•	Co-portfolio manager for each Fund (since 2005)

•	At MCA since 2005

•	Began investment career in 2000

Mercantile Funds, Inc.

Growth & Income Fund

Equity Income Fund

Equity Growth Fund

Capital Opportunities Fund

International Equity Fund

Diversified Real Estate Fund

Low Duration Bond Fund

Limited Maturity Bond Fund

Total Return Bond Fund

Maryland Tax-Exempt Bond Fund

Tax-Exempt Limited Maturity Bond Fund

National Tax-Exempt Bond Fund

Prime Money Market Fund

Government Money Market Fund

Tax-Exempt Money Market Fund

(collectively, the “Funds”)

Supplement dated April 13, 2005

to the Institutional Shares

Prospectus dated September 30, 2004

THIS SUPPLEMENT CONTAINS NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS. IT SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

Effective April 13, 2005 the section entitled “Portfolio Managers” on pages 48, 53, 58, and 73 of the prospectus is replaced with the following:

Mercantile Capital Advisors, Inc. (“MCA”) serves as each Fund’s investment adviser. The portfolio managers are primarily responsible for the day-to-day management of each Fund. They are assisted by a team that includes economists, research analysts, traders, and other investment specialists.

Ronald M. Shostek, CFA

•	Vice President, MCA

•	Primary portfolio manager for each Fund (since 2000)

•	At MCA or its predecessor since 2000

•	Began investment career in 1993

Amy L. Heiser, CFA

•	Assistant Vice President, MCA

•	Co-portfolio manager for each Fund (since 2005)

•	At MCA since 2005

•	Began investment career in 2000

Mercantile Funds, Inc.

Prime Money Market Fund

Government Monet Market Fund

Tax-Exempt Money Market Fund

(collectively, the “Funds”)

Supplement dated April 13, 2005

to the Class A and Class C Shares of

Mercantile Money Market Funds Prospectus

dated September 30, 2004

THIS SUPPLEMENT CONTAINS NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS. IT SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

Effective April 13, 2005 the section entitled “Portfolio Managers” on page 13 of the prospectus is replaced with the following:

Mercantile Capital Advisors, Inc. (“MCA”) serves as each Fund’s investment adviser. The portfolio managers are primarily responsible for the day-to-day management of each Fund. They are assisted by a team that includes economists, research analysts, traders, and other investment specialists.

Ronald M. Shostek, CFA

•	Vice President, MCA

•	Primary portfolio manager for the Fund (since 2000)

•	At MCA or its predecessor since 2000

•	Began investment career in 1993

Amy L. Heiser, CFA

•	Assistant Vice President, MCA

•	Co-portfolio manager for the Fund (since 2005)

•	At MCA since 2005

•	Began investment career in 2000